Significant accounting policies (Schedule of Estimated Weighted Average Useful lives) (Details)	Dec. 31, 2025
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	6 years
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	3 years
Capitalized internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	3 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	4 years
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	1 year
Creative relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	10 years
Users Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	1 year
Trademark [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	5 years
Trademark [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	3 years
Courses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	2 years